Securities - Summary of Securities on the Financial Liabilities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	May 06, 2021
Disclosure of financial assets [line items]
Financial liabilities	R$ 171,237,146	R$ 127,708,578
Debentures issued	2,212,441	2,028,681
XP Investimentos Non-Convertible Debentures | Debentures
Disclosure of financial assets [line items]
Debentures issued			R$ 500,018
Interest rate			500.00%
Gross carrying amount | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	594,332
Gross carrying amount | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities	19,949,021	13,048,246
Gross carrying amount | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities	594,332	567,838
Fair value | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	474,053
Fair value | Financial liabilities at fair value through profit or loss | Securities loaned
Disclosure of financial assets [line items]
Financial liabilities, at fair value	19,949,021	13,048,246
Fair value | Financial liabilities at fair value through profit or loss | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	474,053	R$ 481,019
Fair value/(under) contractual principal outstanding | Debentures
Disclosure of financial assets [line items]
Financial liabilities, at fair value	R$ (120,279)